Segment Reporting	12 Months Ended
Jul. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU’s amendments “improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses”. In addition, the standard introduces new disclosure requirements specifically for entities with a single reportable segment, and it aims to help investors better understand a company’s performance and assess potential future cash flows. The new guidance applies to all public entities subject to segment reporting under ASC 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Group adopted this ASU for the year ended July 31, 2025. The adoption of ASU does not change how segments are identified, aggregated, or measured, it adds incremental disclosure requirements.

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

The management of the Group concludes that it has only one reporting segment. The Group provides game distribution and related services to game developers. The Group’s services have similar economic characteristics with respect to nature and form of the services provided. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews Consolidated results when making decisions about allocating resources and assessing performance of the Group, rather than by geographic area; hence the Group has only one reporting segment. CODM reviews operation results on the consolidated in-game purchase amount, recoup of advances to game developers and revenue share with game developers and IP holders, advertising expenses, transaction fees, server cost directly related to the host of games, in-house payroll cost directly related to the art and design support services provided. The following table summarizes the operating results reviewed by CODM and reconciliation to net income as reported in the consolidated statement of comprehensive income.

	For the Years ended July 31,
	2025	2024	2023
Consolidated in-game purchases	$106,994,440	$84,461,982	$81,388,946
Less: Revenue share with game developers and IP holders	15,898,478	14,975,047	19,263,857
Transaction fee	5,265,054	3,812,118	3,659,159
Advertisement expense	52,396,511	37,309,197	31,080,465
Server cost directly related to hosting the games	2,088,553	1,319,704	2,396,425
Segment profits	$31,345,844	$27,045,916	$24,989,040

Reconciliation from segment profits to income before income tax
Segment profits	$31,345,844	$27,045,916	$24,989,040
Less: other operating expenses:
Payroll and related cost	13,621,485	9,756,710	10,165,389
Lease expense	2,661,149	1,738,249	1,446,048
Depreciation and amortization expense (including amortization of prepaid royalties)	2,702,360	2,099,728	947,512
Impairment expense	3,632,218	447,904	3,289,524
Recoup of advances made to game developers	3,583,143	2,477,840	551,774
Other cost of sales(1)	2,087,031	1,563,366	809,739
Other selling and marketing expenses(2)	1,713,981	1,402,889	1,307,165
Other general and administrative expenses(3)	2,409,601	902,948	883,557
Total other operating expense	32,410,968	20,389,634	19,400,708

Income (loss) from operation	(1,065,124)	6,656,282	5,588,332
Interest income, net	494,358	300,985	41,035
Foreign Currency Transaction gain (loss)	(287,946)	784,674	(566,100)
Other income	555,012	454,286	173,291
Extraordinary income	4,709,029	—	—
Income before income tax expense	$4,405,329	$8,196,227	$5,236,558
(1)	Other cost of sales mainly includes server and infrastructure cost that are not directly related to the host of a specific game and certain outsourcing cost.

(2)	Other selling and marketing expenses mainly includes cost associated with meeting, travel and promotions.

(3)	Other general and administrative expenses mainly includes cost associated with professional services, office supplies, recruiting and education.

The following table reconciles from consolidated in-game purchase amount to revenue.

	For the Years ended July 31,
Revenue reconciliation	2025	2024	2023
Consolidated in-game purchases	$106,994,440	$84,461,982	$81,388,946
Less:
Recoup of advances made to game developers	3,583,143	2,477,840	551,774
Revenue share paid to game developers	13,040,504	13,559,565	17,893,099
Consolidated revenue	$90,370,793	$68,424,577	$62,944,073

As of July 31, 2025 and 2024, the Group’s long-lived assets by geographic locations are as follows:

	As of July 31,
	2025	2024
Japan	$14,726,888	$21,889,775
Singapore	6,502,511	1,082,123
Taiwan	4,481,573	1,059,941
China, excluding Taiwan	836,698	-
Total	$26,547,670	$24,031,839